CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 122,801		$ 17,804	¥ 240,351
Restricted cash	7,600		1,102	75,482
Short-term investments	26,402		3,828	343,017
Accounts receivable, net	117,409		17,023	770,919
Amounts due from related parties	48,802	[1]	7,076	259,863	[1]
Prepayments and other current assets	158,811		23,025	172,877
Total current assets	481,825		69,858	1,862,509
Non-current assets:
Property and equipment, net	5,013		727	12,861
Right-of-use assets, net	21,879		3,172	26,342
Intangible assets	62,649		9,083	165,270
Goodwill	7,268		1,054	7,268
Long-term investments	0			1,416
Other non-current assets	2,902		421	4,809
Total non-current assets	99,711		14,457	217,966
Total assets	581,536		84,315	2,080,475
Current liabilities (including current liabilities of the consolidated variable interest entity("VIEs") and its subsidiaries without recourse to the Company amounting to RMB1,902,280 and RMB811,303 as of December 31, 2021 and December 31, 2022, respectively):
Short-term borrowings	0			20,000
Accounts payable	394,994		57,269	313,768
Amounts due to a related party	592	[2],[3]	86	6,928	[2],[3]
Registered users' loyalty payable	29,800		4,317	61,691
Advance from customers and deferred revenue	48,706		7,062	122,597
Salary and welfare payable	59,561		8,636	65,987
Tax payable	40,474		5,868	43,879
Lease liabilities, current	15,083		2,187	11,897
Accrued liabilities related to users' loyalty programs	64,600		9,365	99,360
Accrued liabilities and other current liabilities	336,262		48,752	1,334,603
Convertible loan	1,746,188		253,173	1,182,963
Total current liabilities	2,736,222		396,715	3,263,673
Non-current liabilities: (including non-current liabilities of the consolidated variable interest entity("VIEs") and its subsidiaries without recourse to the Company amounting to RMB15,985 and RMB7,599, as of December 31, 2021 and December 31, 2022, respectively)
Other non-current liabilities	0		0	1,733
Lease liabilities, non-current	7,599		1,102	15,985
Deferred tax liabilities	14,019		2,033	16,422
Total non-current liabilities	21,618		3,135	34,140
Total liabilities	2,757,840		399,850	3,297,813
Commitments and contingencies
Mezzanine equity:
Redeemable non-controlling interests	1,414,435		205,074	1,172,218
Shareholders' deficit:
Additional paid-in capital	5,049,458		732,103	4,979,353
Treasury stock (US$0.0001 par value; 4,441,353 and 4,085,608 shares as of December 31, 2021 and 2022, respectively)	(142,229)		(20,621)	(142,229)
Accumulated other comprehensive income	(102,834)		(14,911)	129,010
Accumulated deficit	(8,395,200)		(1,217,187)	(7,355,740)
Total Qutoutiao Inc. shareholders' deficit	(3,590,739)		(520,609)	(2,389,556)
Total liabilities, mezzanine equity and shareholders' deficit	581,536		84,315	2,080,475
Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	26		4	26
Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	¥ 24		$ 3	¥ 24

[1]	For the years ended December 31, 2020, 2021 and 2022, the service fee of RMB250.9 million, RMB39.8 million and RMB2.5 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2021 and 2022, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB246.5 million and RMB48.8 million respectively. Although the balance as of December 31, 2022 is overdue, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.
[2]	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB29.2 million, RMB103.3 million and RMB14.6 million for the years ended December 31, 2020, 2021 and 2022, respectively.
[3]	In July 2019, the Company invested RMB3.0 million in a game developing company which the founder’s controlled entity has significant influence in. The investment was measured using the measurement alternative recorded at cost less any impairment since it does not have a readily determinable fair value. The investment was fully impaired as of December 31, 2021. (Note 6). In 2019 the Group entered into a game cooperation agreement with this company and the Group is the principal in the arrangement. The total service fee represents the amount paid to this company in relation to the arrangement.